Fair Value Measurements on a Recurring Basis (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total Liabilities	$ 14,036,771	$ 12,142,897	$ 10,161,114
Assets:
Assets held in Trust Account – U.S. government debt securities	15,469,492
Fair Value Measurement [Member]
Liabilities:
Warrant liability	669,787	178,780	5,300,188
FPS liability	2,763,872	2,504,214	2,006,525
Total Liabilities	3,433,659	2,682,994	7,306,713
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Fair Value Measurement [Member] | Previously Reported [Member]
Liabilities:
Warrant liability		178,780
Total Liabilities		2,682,994
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability
Total Liabilities
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value Measurement [Member] | Previously Reported [Member]
Liabilities:
Warrant liability
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability	669,787	178,780	5,300,188
FPS liability
Total Liabilities	669,787	178,780	5,300,188
Assets:
Assets held in Trust Account – U.S. government debt securities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value Measurement [Member] | Previously Reported [Member]
Liabilities:
Warrant liability		178,180
Total Liabilities		178,180
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability	2,763,872	2,504,214	2,006,525
Total Liabilities	$ 2,763,872	2,504,214	2,006,525
Assets:
Assets held in Trust Account – U.S. government debt securities
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value Measurement [Member] | Previously Reported [Member]
Liabilities:
Warrant liability
Total Liabilities		$ 2,504,214